PIMCO Funds

Supplement Dated October 10, 2008 to the

Bond Funds Class A, Class B and Class C Prospectus, dated July 31, 2008

Bond Funds Class P Prospectus, dated September 1, 2008

Real Return Strategy, Equity-Related & Asset Allocation Funds Class A, Class B and Class C

Prospectus, dated July 31, 2008

PIMCO Funds Class R Prospectus, dated July 31, 2008

RealRetirement™ Funds Class A and Class C Prospectus, dated July 31, 2008

RealRetirement™ Funds Class D Prospectus, dated July 31, 2008

RealRetirement™ Funds Class P Prospectus, dated September 1, 2008

RealRetirement™ Funds Class R Prospectus, dated July 31, 2008

RealRetirement™ Funds Institutional Class and Administrative Class Prospectus, dated July 31, 2008

Municipal Bond Funds Class A, Class B and Class C Prospectus, dated July 31, 2008

Municipal Bond Funds Class D Prospectus, dated July 31, 2008

Strategic Markets Funds Class P Prospectus, dated September 1, 2008

Bond Funds Class P Prospectus for the PIMCO Total Return Fund and PIMCO Total Return Fund III,

dated September 1, 2008

Effective immediately, each Fund may invest in shares of the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (formerly named PIMCO Funds Private Account Portfolio Series: Money Market Portfolio) to the extent permitted by the Investment Company Act of 1940, as amended, the rules thereunder or exemptive relief granted by the Securities and Exchange Commission. As a result, effective immediately, the paragraph under “Advisory Fees” in the “Management of the Funds” section of each Prospectus discussing each Fund’s ability to invest in the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio is deleted in its entirety.

Further, the second paragraph under “Investments In Other Investment Companies” in the “Characteristics and Risks of Securities and Investment Techniques” section of each Prospectus is deleted and replaced in its entirety with the following:

Each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity Fixed Income Instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated October 10, 2008 to the

Bond Funds Institutional and Administrative Class Prospectus, dated October 1, 2008

Bond Funds Class D Prospectus, dated October 1, 2008

Bond Funds Institutional Class and Administrative Class Prospectus for the PIMCO Total Return Fund,

PIMCO Total Return Fund II and PIMCO Total Return Fund III, dated October 1, 2008

Strategic Markets Funds Institutional and Administrative Class Prospectus, dated October 1, 2008

Real Return Strategy, Equity-Related & Asset Allocation Funds

Class D Prospectus, dated October 1, 2008

Effective immediately, each Fund may invest in shares of the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (formerly named PIMCO Funds Private Account Portfolio Series: Money Market Portfolio) to the extent permitted by the Investment Company Act of 1940, as amended, the rules thereunder or exemptive relief granted by the Securities and Exchange Commission. As a result, effective immediately, the second paragraph under “Investments In Other Investment Companies” in the “Characteristics and Risks of Securities and Investment Techniques” section of each Prospectus is deleted and replaced in its entirety with the following:

Each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity Fixed Income Instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated October 10, 2008 to the

PIMCO Total Return Fund Class A, Class B and Class C Prospectus,

dated July 31, 2008

PIMCO Real Return Fund Class A, Class B and Class C Prospectus,

dated July 31, 2008

Effective immediately, each Fund may invest in shares of the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (formerly named PIMCO Funds Private Account Portfolio Series: Money Market Portfolio) to the extent permitted by the Investment Company Act of 1940, as amended, the rules thereunder or exemptive relief granted by the Securities and Exchange Commission. As a result, effective immediately, the paragraph under “Advisory Fees” in the “Management of the Fund” section of each Prospectus discussing each Fund’s ability to invest in the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio is deleted in its entirety.

Further, the second paragraph under “Investments In Other Investment Companies” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus is deleted and replaced in its entirety with the following:

The Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity Fixed Income Instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated October 10, 2008 to the

PIMCO Global Multi-Asset Fund Class R Prospectus, dated September 15, 2008

PIMCO Global Multi-Asset Fund Class A and Class C Prospectus, dated August 27, 2008

PIMCO Global Multi-Asset Fund Class D Prospectus, dated August 27, 2008

PIMCO Global Multi-Asset Fund Class P Prospectus, dated August 27, 2008

PIMCO Global Multi-Asset Fund Institutional Class and Administrative Class Prospectus, dated

August 27, 2008

Effective immediately, each Fund may invest in shares of the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (formerly named PIMCO Funds Private Account Portfolio Series: Money Market Portfolio) to the extent permitted by the Investment Company Act of 1940, as amended, the rules thereunder or exemptive relief granted by the Securities and Exchange Commission. As a result, effective immediately, the second paragraph under “Investments In Other Investment Companies” in the “Characteristics and Risks of Securities and Investment Techniques” section of each Prospectus is deleted and replaced in its entirety with the following:

The Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity Fixed Income Instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference